NORTHERN HIGH YIELD FIXED INCOME FUND
HIGH YIELD FIXED INCOME FUND
INVESTMENT OBJECTIVE
The Fund seeks a high level of current income. In doing so, the Fund also may consider the potential for capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		NORTHERN HIGH YIELD FIXED INCOME FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	[1]	2.00%
[1]	within 30 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		NORTHERN HIGH YIELD FIXED INCOME FUND
Management Fees		0.67%
Distribution (12b-1) Fees		none
Other Expenses		0.29%
Administration Fees		0.15%
Transfer Agency Fees		0.10%
Other Operating Expenses		0.04%
Total Annual Fund Operating Expenses		0.96%
Expense Reimbursement	[1]	(0.09%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.87%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund. Reimbursed amounts are charged first against "Management Fees" and then, if necessary, against "Other Expenses" to the extent they exceed "Management Fees." The contractual reimbursement arrangement is expected to continue until at least July 31, 2012. After this date, NTI or the Fund may terminate the contractual arrangement. The Fund's Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
NORTHERN HIGH YIELD FIXED INCOME FUND	89	297	522	1,170

PORTFOLIO TURNOVER.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 114.25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in lower quality bonds and other fixed-income securities (commonly referred to as "junk bonds"). These may include:

■	Obligations of U.S. and foreign corporations and banks;

■	Obligations of state, local and foreign governments;

■

Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. or foreign governments, their agencies or instrumentalities;

■	Senior and subordinated bonds and debentures;

■	Zero coupon, pay-in-kind and capital appreciation bonds;

■	Convertible securities, preferred stock, structured securities and loan participations;

■	Warrants, rights and other equity securities that are acquired in connection with the Fund's investments in debt or convertible securities; and

■	Repurchase agreements relating to the above instruments.

Lower quality securities are rated BB, Ba or lower by a Nationally Recognized Statistical Rating Organization ("NRSRO"). Unrated securities will be of comparable quality as determined by the Investment Adviser.

Lower rated securities tend to offer higher yields than higher rated securities with similar maturities. However, lower rated securities are considered speculative and generally involve greater price volatility and greater risk of loss than higher rated securities. There is no minimum rating for a security purchased or held by the Fund, and the Fund may purchase securities that are in default. Although the Fund invests primarily in lower quality fixed-income securities, it may invest a portion of its assets in securities of higher quality. During temporary defensive periods, the Fund may invest all of its assets in securities of higher quality. The Fund may not achieve its investment objective when this temporary strategy is used.

Although the Fund primarily invests in the debt obligations of domestic issuers, it may make limited investments in the securities of foreign issuers.

In buying and selling securities for the Fund, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as asset-backed, mortgage-backed and corporate securities) that the team believes will provide a favorable return in light of the risks. The investment management team also may consider obligations with a more favorable or improving credit or industry outlook that provide the potential for capital appreciation.

The Fund does not have any portfolio maturity limitation, and may invest its assets from time to time in instruments with short, medium or long maturities. The instruments held by the Fund are considered speculative, and an investment in the Fund presents substantial risks in relation to a fund that invests in investment grade instruments.

PRINCIPAL RISKS

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Fund's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Fund exceeded 100%.

HIGH-YIELD RISK is the risk that the Fund's non-investment grade fixed-income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund's return and net asset value. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

FUND PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund's Web site at www.northernfunds.com or by calling 800-595-9111.

CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2011 is 4.63%. For the periods shown in the bar chart above, the highest quarterly return was 10.22% in the second quarter of 2009, and the lowest quarterly return was (11.14)% in the fourth quarter of 2008.

AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2010)
Average Annual Total Returns -	Inception Date	1-Year	5-Year	10-Year	Since Inception
NORTHERN HIGH YIELD FIXED INCOME FUND	Dec. 31, 1998	13.60%	6.43%	7.29%	5.86%
NORTHERN HIGH YIELD FIXED INCOME FUND Return after taxes on distributions		10.42%	3.47%	4.20%	2.70%
NORTHERN HIGH YIELD FIXED INCOME FUND Return after taxes on distributions and sale of Fund shares		8.71%	3.69%	4.33%	2.98%
NORTHERN HIGH YIELD FIXED INCOME FUND Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses, or taxes)		14.94%	8.90%	9.01%	7.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.